OTHER BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Other Liabilities Disclosure [Abstract]
Ending balance
Average balance during the year		2,748
Maximum month-end balance during the year		$ 9,700
Average interest rate during the year	0.00%	0.51%
Weighted-average rate at year-end	0.00%	0.00%